DISCONTINUED OPERATIONS (TABLES)	12 Months Ended
Jun. 30, 2011
Notes to Financial Statements [Abstract]
Net Earnings from Discontinued Operations for the Pharmaceuticals and Coffee Businesses
Following is selected financial information included in net earnings from discontinued operations for the pharmaceuticals and coffee businesses:

	2011			2010			2009
Years Ended June 30	Pharma	Coffee	Total	Pharma	Coffee	Total	Pharma	Coffee	Total
Net sales	$—	$—	$—	$751	$—	$751	$2,335	$668	$3,003
Earnings from discontinued operations	—	—	—	306	—	306	912	212	1,124
Income tax expense	—	—	—	(101)	—	(101)	(299)	(80)	(379)
Gain on sale of discontinued operation	—	—	—	2,632	—	2,632	—	1,896	1,896
Income tax benefit/(expense) on sale	—	—	—	(1,047)	—	(1,047)	—	115	115
Net earnings from discontinued operations	—	—	—	1,790	—	1,790	613	2,143	2,756